                                  JULY 15, 1997

                Supplement to Statement of Additional Information
                  Dated April 28, 1997 for the following Funds

              Delaware-Voyageur Tax-Free Arizona Intermediate Fund
                 Delaware-Voyageur Tax-Free Arizona Insured Fund
                     Delaware-Voyageur Tax-Free Arizona Fund
             Delaware-Voyageur Tax-Free California Intermediate Fund
                   Delaware-Voyageur Tax-Free California Fund
              Delaware-Voyageur Tax-Free Colorado Intermediate Fund
                Delaware-Voyageur Tax-Free Colorado Insured Fund
                    Delaware-Voyageur Tax-Free Colorado Fund
              Delaware-Voyageur Tax-Free Florida Intermediate Fund
                 Delaware-Voyageur Tax-Free Florida Insured Fund
                     Delaware-Voyageur Tax-Free Florida Fund
                      Delaware-Voyageur Tax-Free Idaho Fund
                      Delaware-Voyageur Tax-Free Iowa Fund
                     Delaware-Voyageur Tax-Free Kansas Fund
             Delaware-Voyageur Tax-Free Minnesota Intermediate Fund
                    Delaware-Voyageur Minnesota Insured Fund
                    Delaware-Voyageur Tax-Free Minnesota Fund
                Delaware-Voyageur Tax-Free Missouri Insured Fund
               Delaware-Voyageur Tax-Free California Insured Fund
                   Delaware-Voyageur Tax-Free New Mexico Fund
                    Delaware-Voyageur Tax-Free New York Fund
                  Delaware-Voyageur Tax-Free North Dakota Fund
                 Delaware-Voyageur Tax-Free Oregon Insured Fund
                      Delaware-Voyageur Tax-Free Utah Fund
               Delaware-Voyageur Tax-Free Washington Insured Fund
                    Delaware-Voyageur Tax-Free Wisconsin Fund


         The following replaces the average annual total return figures in the section of the Statement of Additional Information entitled Average Annual Total Return under Calculation of Performance Data:

                                                        Average Annual Total Return

Tax-Free Arizona Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96       1.50%          5.47%         12/31/96      0.85%         4.83%        12/31/96        3.69%          4.68%

Period                                      Period                                   Period
3/2/95(1)                                   6/29/95(1)                               5/13/95(1)
through                                     through                                  through
12/31/96       7.91%         10.18%         12/31/96      5.85%         8.41%        12/31/96        8.66%          8.66%

Tax-Free Arizona Insured Fund
                                                          Class B       Class B                     Class C        Class C
              Class A        Class A                      Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96       0.21%(3)       4.08%(3)      12/31/96     (0.66%)(3)     3.31%(3)     12/31/96        2.17%          3.16%

                                            Period                                   Period
3 years                                     3/10/95(1)                               5/26/94(1)
ended                                       through                                  through
12/31/96       3.38%(3)       4.70%(3)      12/31/96      5.41%(3)      7.51%(3)     12/31/96        6.70%(3)       6.70%(3)

5 years
ended
12/31/96       6.46%(3)       7.27%(3)

Period
4/1/91(1)
through
12/31/96       7.34%(3)       8.05%(3)

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                       Average Annual Total Return

Tax-Free California Fund(3)
                                                          Class B       Class B
              Class A         Class A                     Shares        Shares
              Shares          Shares                    (including    (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)
1 year                                      1 year
ended                                       ended
12/31/96       0.33%          4.19%         12/31/96     (0.16%)        3.76%

Period                                      Period
3/3/95(1)                                   8/23/95(1)
through                                     through
12/31/96       6.53%          8.77%         12/31/96      7.02%         9.88%


Tax-Free California Insured Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.23%)         3.61%         12/31/96     (0.74%)         3.21%       12/31/96        1.47%          2.45%

                                            Period                                   Period
3 years                                     3/1/94(1)                                4/12/95(1)
ended                                       through                                  through
12/31/96       2.85%          4.18%         12/31/96      3.44%         4.40%        12/31/96        5.93%          5.93%

Period
10/15/92(1)
through
12/31/96       5.94%          6.91%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Tax-Free Colorado Fund
                                                          Class B       Class B                     Class C        Class C
               Class A         Class A                    Shares        Shares                      Shares         Shares
               Shares          Shares                   (including    (excluding                  (including     (excluding
             (at offer)       (at NAV)                   CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96     0.21%(3)          4.07%(3)     12/31/96    (0.72%)(3)    3.24%(3)       12/31/96        2.17%          3.16%

                                            Period                                   Period
3 years                                     3/22/95(1)                               5/6/94(1)
ended                                       through                                  through
12/31/96     3.15%(3)          4.47%(3)     12/31/96     5.21%(3)     7.35%(3)       12/31/96        6.63%(3)       6.63%(3)

5 years
ended
12/31/96     6.62%(3)          7.43%(3)

Period
4/23/87(1)
through
12/31/96     7.74%(3)          8.17%(3)

Tax-Free Florida Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A          Class A                    Shares        Shares                      Shares         Shares
              Shares           Shares                   (including    (excluding                  (including     (excluding
            (at offer)        (at NAV)                   CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.18%)          3.73%        12/31/96     (0.43%)         3.50%       12/31/96        1.96%          2.94%

Period                                      Period                                   Period
3/2/95(1)                                   9/15/95(1)                               4/22/95(1)
through                                     through                                  through
12/31/96       6.53%           8.78%        12/31/96      3.68%          6.72%       12/31/96        6.96%          6.96%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).


                                                   Average Annual Total Return

Tax-Free Florida Insured Fund(3)
                                                          Class B       Class B
              Class A         Class A                     Shares        Shares
              Shares          Shares)                   (including    (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)
1 year                                      1 year
ended                                       ended
12/31/96      (1.00%)         2.89%         12/31/96     (1.53%)        2.39%

                                            Period
3 years                                     3/11/94(1)
ended                                       through
12/31/96       3.13%          4.45%         12/31/96      4.21%         5.20%

Period
1/1/92(1)
through
12/31/96       6.58%          7.40%

Tax-Free Florida Intermediate Fund(3)
                                                          Class B      Class B                      Class C        Class C
              Class A         Class A                     Shares       Shares                       Shares         Shares
              Shares          Shares                    (including   (excluding                   (including     (excluding
            (at offer)       (at NAV)                    CDSC)(4)       CDSC)                      CDSC)(5)         CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96       0.47%          3.33%         12/31/96      0.58%         2.56%        12/31/96        1.37%          2.36%

Period                                      Period                                   Period
5/1/94(1)                                   9/15/95(1)                               3/23/95(1)
through                                     through                                  through
12/31/96       5.01%          6.10%         12/31/96      1.36%         2.87%        12/31/96        5.78%          5.78%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

(4) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. The above figures have been calculated using this new schedule.

(5) Beginning June 9, 1997, the CDSC applicable to Class C Shares will be 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

                                                   Average Annual Total Return

Tax-Free Idaho Fund(3)
                                                          Class B      Class B                      Class C        Class C
              Class A         Class A                     Shares       Shares                       Shares         Shares
              Shares          Shares                    (including   (excluding                   (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)       CDSC)                        CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96       0.42%          4.34%         12/31/96     (0.23%)        3.73%        12/31/96        2.48%          3.47%

Period                                      Period                                   Period
1/4/95(1)                                   3/16/95(1)                               1/11/95(1)
through                                     through                                  through
12/31/96       8.67%         10.77%         12/31/96      5.43%         7.55%        12/31/96        9.62%          9.62%

Tax-Free Iowa Fund(3)
                                                          Class B      Class B                      Class C        Class C
              Class A         Class A                     Shares       Shares                       Shares         Shares
              Shares          Shares                   (including   (excluding                   (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)       CDSC)                        CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (1.27%)         2.55%         12/31/96     (2.17%)        1.74%        12/31/96        0.57%          1.54%

                                            Period                                   Period
3 years                                     3/24/95(1)                               1/4/95(1)
ended                                       through                                  through
12/31/96       2.27%          3.58%         12/31/96      4.72%         6.88%        12/31/96       10.28%         10.28%

Period
9/1/93(1)
through
12/31/96       2.69%          3.87%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Tax-Free Kansas Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.48%)         3.41%         12/31/96     (1.26%)        2.67%        12/31/96        1.52%          2.51%

                                            Period                                   Period
3 years                                     4/8/95(1)                                4/12/95(1)
ended                                       through                                  through
12/31/96       3.25%          4.57%         12/31/96      4.36%         6.58%        12/31/96        6.26%          6.26%

Period
11/30/92(1)
through
12/31/96       6.02%          7.02%

Tax-Free Minnesota Fund
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.54%)         3.31%         12/31/96    (1.12%)(3)     2.82%(3)      12/31/96        1.65%          2.63%

                                            Period                                   Period
3 years                                     3/11/95(1)                               5/4/94(1)
ended                                       through                                  through
12/31/96       2.91%          4.23%         12/31/96     4.90%(3)     7.01%(3)      12/31/96        6.04%          6.04%

5 years
ended
12/31/96       5.81%          6.62%

10 years
ended
12/31/96       6.72%(3)       7.13%(3)

Period
2/27/84(1)
through
12/31/96       8.70%(3)       9.03%(3)

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Minnesota Insured Fund
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96    (0.17%)           3.74%         12/31/96     (0.94%)(3)    3.01%(3)      12/31/96        1.98%          2.96%

                                            Period                                   Period
3 years                                     3/7/95(1)                                5/4/94(1)
ended                                       through                                  through
12/31/96     2.63%(3)         3.95%(3)      12/31/96      4.79%(3)     6.89%(3)      12/31/96        5.84%(3)       5.84%(3)

5 years
ended
12/31/96     5.96%(3)         6.77%(3)

Period
5/1/87(1)
through
12/31/96     7.13%(3)         7.55%(3)

(1)     Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
        (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)     Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Tax-Free Minnesota Intermediate Fund
                                                          Class B       Class B                     Class C        Class C
               Class A        Class A                     Shares        Shares                      Shares         Shares
               Shares         Shares                    (including    (excluding                  (including     (excluding
             (at offer)      (at NAV)                    CDSC)(2)        CDSC)                     CDSC)(3)         CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96        0.64%         3.44%         12/31/96     0.74%(4)      2.72%(4)      12/31/96        1.69%          2.67%

                                            Period                                   Period
3 years                                     8/15/95(1)                               5/4/94(1)
ended                                       through                                  through
12/31/96        3.07%(4)      4.05%(4)      12/31/96     4.08%(4)      4.36%(4)      12/31/96        4.73%(4)       4.73%(4)

5 years
ended
12/31/96        4.74%(4)      5.32%(4)

10 years
ended
12/31/96        5.43%(4)      5.72%(4)

Period
10/27/85(1)
through
12/31/96        5.93%(4)      6.19%(4)

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. The above figures have been calculated using this new schedule.

(3) Beginning June 9, 1997, the CDSC applicable to Class C Shares will be 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

(4)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Tax-Free Missouri Insured Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A          Class A                    Shares        Shares                      Shares         Shares
              Shares           Shares                   (including    (excluding                  (including     (excluding
            (at offer)        (at NAV)                   CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.48%)         3.39%         12/31/96     (1.02%)         2.92%       12/31/96        1.48%          2.46%

                                            Period                                   Period
3 years                                     3/12/94(1)                               11/11/95(1)
ended                                       through                                  through
12/31/96       2.80%          4.12%         12/31/96      4.10%          5.09%       12/31/96        4.14%          4.14%

Period
11/2/92(1)
through
12/31/96       5.62%          6.59%

Tax-Free New Mexico Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
                                                                                     Period
1 year                                      1 year                                   5/7/96(1)
ended                                       ended                                    through
12/31/96       0.25%          4.12%         12/31/96     (0.59%)          3.37%      12/31/96        5.30%          6.30%

                                            Period
3 years                                     3/3/94(1)
ended                                       through
12/31/96       3.74%          5.06%         12/31/96      3.92%          4.90%

Period
10/5/92(1)
through
12/31/96       6.37%          7.33%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return
Tax-Free New York Fund(3)

                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (1.40%)         2.45%         12/31/96     (2.46%)         1.42%       12/31/96        0.46%          1.43%

                                            Period                                   Period
3 years                                     11/14/94(1)                              4/26/95(1)
ended                                       through                                  through
12/31/96       2.11%          3.43%         12/31/96      4.99%          6.31%       12/31/96        3.98%          3.98%

5 years
ended
12/31/96       5.35%          6.15%

Period
11/6/87(1)
through
12/31/96       7.12%          7.57%

Tax-Free North Dakota Fund
                                                          Class B       Class B                     Class C        Class C
               Class A         Class A                    Shares        Shares                      Shares         Shares
               Shares          Shares                   (including    (excluding                  (including     (excluding
             (at offer)       (at NAV)                   CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      3.87%(3)       (0.04%)(3)     12/31/96      (0.58%)(3)   3.38%(3)      12/31/96        1.82%          2.80%

                                            Period                                   Period
3 years                                     5/10/94(1)                               7/29/95(1)
ended                                       through                                  through
12/31/96      4.98%(3)        3.66%(3)      12/31/96       6.54%(3)    7.56%(3)      12/31/96        6.54%(3)       6.54%(3)

5 years
ended
12/31/96      7.13%(3)        6.32%(3)

Period
4/1/91(1)
through
12/31/96      7.80%(3)        7.09%(3)

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Tax-Free Oregon Insured Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.72%)         3.13%         12/31/96     (1.33%)         2.60%       12/31/96        1.38%          2.36%

                                            Period                                   Period
3 years                                     3/12/94(1)                               7/5/95(1)
ended                                       through                                  through
12/31/96       2.86%          4.19%         12/31/96      3.77%          4.76%       12/31/96        5.88%          5.88%

Period
8/1/93(1)
through
12/31/96       3.70%          4.87%

Tax-Free Utah Fund(3)
                                                          Class B       Class B
              Class A         Class A                     Shares        Shares
              Shares          Shares                    (including    (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)
1 year                                      1 year
ended                                       ended
12/31/96      (0.54%)         3.34%         12/31/96     (1.47%)          2.45%

                                            Period
3 years                                     5/27/95(1)
ended                                       through
12/31/96       3.50%          4.82%         12/31/96      3.24%          5.67%

Period
10/5/92(1)
through
12/31/96       6.83%          7.79%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                                                   Average Annual Total Return

Tax-Free Washington Insured Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96       0.03%          3.96%         12/31/96     (0.65%)         3.31%       12/31/96        2.11%          3.10%

                                            Period                                   Period
3 years                                     10/24/95(1)                              4/21/95(1)
ended                                       through                                  through
12/31/96       3.53%          4.85%         12/31/96      2.29%          5.63%       12/31/96        6.62%          6.62%

Period
8/1/93(1)
through
12/31/96       5.47%          6.66%

Tax-Free Wisconsin Fund(3)
                                                          Class B       Class B                     Class C        Class C
              Class A         Class A                     Shares        Shares                      Shares         Shares
              Shares          Shares                    (including    (excluding                  (including     (excluding
            (at offer)       (at NAV)                    CDSC)(2)        CDSC)                       CDSC)          CDSC)
1 year                                      1 year                                   1 year
ended                                       ended                                    ended
12/31/96      (0.40%)         3.47%         12/31/96     (1.11%)         2.83%       12/31/96        1.74%          2.72%

                                            Period                                   Period
3 years                                     4/22/95(1)                               3/28/95(1)
ended                                       through                                  through
12/31/96       2.44%          3.75%         12/31/96      3.56%          5.85%       12/31/96        6.10%          6.10%

Period
9/1/93(1)
through
12/31/96       2.82%          4.01%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

         The following replaces cumulative total return figures in the section of the Statement of Additional Information entitled Cumulative Total Return under Calculation of Performance Data:

                             Cumulative Total Return

Tax-Free Arizona Fund(3)
                                       Class B       Class B                  Class C      Class C
             Class A                   Shares        Shares                   Shares       Shares
             Shares                  (including    (excluding               (including   (excluding
           (at offer)                 CDSC)(2)        CDSC)                    CDSC)        CDSC)
3 months                  3 months                              3 months
ended                     ended                                 ended
12/31/96    (1.21%)       12/31/96   (1.65%)        2.35%       12/31/96       1.44%        2.44%

6 months                  6 months                              6 months
ended                     ended                                 ended
12/31/96     1.56%        12/31/96    1.20%         5.20%       12/31/96       4.27%        5.27%

9 months                  9 months                              9 months
ended                     ended                                 ended
12/31/96     3.24%        12/31/96    2.80%         6.80%       12/31/96       5.72%        6.72%

1 year                    1 year                                1 year
ended                     ended                                 ended
12/31/96     1.50%        12/31/96    0.85%         4.83%       12/31/96       3.69%        4.68%

Period                    Period                                Period
3/2/95(1)                 6/29/95(1)                            5/13/95(1)
through                   through                               through
12/31/96    14.99%        12/31/96    8.96%        12.96%       12/31/96      14.56%       14.56%


(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Arizona Insured Fund
                                      Class B      Class B                   Class C      Class C
             Class A                  Shares       Shares                    Shares       Shares
             Shares                 (including   (excluding                (including   (excluding
           (at offer)                CDSC)(2)       CDSC)                     CDSC)        CDSC)
3 months                  3 months                              3 months
ended                     ended                                 ended
12/31/96    (1.41%)(3)    12/31/96    (1.70%)(3)  2.30%(3)      12/31/96      1.30%        2.30%

6 months                  6 months                              6 months
ended                     ended                                 ended
12/31/96     1.05%(3)     12/31/96     0.61%(3)   4.61%(3)      12/31/96      3.58%        4.58%

9 months                  9 months                              9 months
ended                     ended                                 ended
12/31/96     1.63%(3)     12/31/96     0.89%(3)   4.89%(3)      12/31/96      3.92%        4.92%

1 year                    1 year                                1 year
ended                     ended                                 ended
12/31/96     0.21%(3)     12/31/96    (0.66%)(3) (3.31%)(3)     12/31/96      2.17%        3.16%

                          Period                                Period
3 years                   3/10/95(1)                            5/26/94(1)
ended                     through                               through
12/31/96    10.48%(3)     12/31/96    10.03%(3)  14.03%(3)      12/31/96     18.39%(3)   18.39%(3)

5 years
ended
12/31/96    36.76%(3)

Period
4/1/91(1)
through
12/31/96    50.27%(3)

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

California Tax-Free Fund(3)
                                     Class B       Class B                   Class C       Class C
             Class A                 Shares        Shares                    Shares        Shares
             Shares                (including    (excluding                (including    (excluding
           (at offer)               CDSC)(2)        CDSC)                     CDSC)         CDSC)
3 months                  3 months                              3 months
ended                     ended                                 ended
12/31/96    (0.92%)       12/31/96   (1.30%)       2.70%        12/31/96      1.66%        2.66%

6 months                  6 months                              6 months
ended                     ended                                 ended
12/31/96     1.89%        12/31/96    1.64%        5.64%        12/31/96      4.42%        5.42%

                                                                Period
9 months                  9 months                              4/9/96(3)
ended                     ended                                 through
12/31/96     2.49%        12/31/96    2.13%        6.13%        12/31/96      6.58%        7.58%

1 year                    1 year
ended                     ended
12/31/96     0.33%        12/31/96   (0.16%)       3.76%

Period                    Period
3/3/95(1)                 8/23/95(1)
through                   through
12/31/96    12.30%        12/31/96    9.65%       13.65%

Tax-Free California Insured Fund(3)

                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.16%)    12/31/96   (1.44%)         2.56%      12/31/96     1.01%           2.01%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.42%     12/31/96    1.18%          5.18%      12/31/96     3.62%           4.62%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.82%     12/31/96    1.47%          5.47%      12/31/96     3.81%           4.81%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.23%)    12/31/96   (0.74%)         3.21%      12/31/96     1.47%           2.45%

                       Period                                Period
3 years                3/1/94(1)                             4/12/95(1)
ended                  through                               through
12/31/96     8.80%     12/31/96   10.05%         13.00%      12/31/96    10.43%          10.43%

Period
10/15/92(1)
through
12/31/96    27.52%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Colorado Fund
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.57%)(3) 12/31/96   (1.89%)(3)    2.11%(3)     12/31/96      1.11%           2.11%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.18%(3)  12/31/96    0.70%(3)     4.70%(3)     12/31/96      3.59%           4.59%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     2.00%(3)  12/31/96    1.33%(3)     5.33%(3)     12/31/96      4.29%           5.29%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96     0.21%(3)  12/31/96   (0.72%)(3)    3.24%(3)     12/31/96      2.17%           3.16%

                       Period                                Period
3 years                3/22/95(1)                            5/6/94(1)
ended                  through                               through
12/31/96     9.77%(3)  12/31/96    9.46%(3)    13.46%(3)     12/31/96     18.61%(3)       18.61%(3)

5 years
ended
12/31/96    37.75%(3)

Period
4/23/87(1)
through
12/31/96   106.06%(3)

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Florida Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.27%)    12/31/96   (1.57%)        2.43%       12/31/96     1.35%           2.35%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.56%     12/31/96    1.44%         5.44%       12/31/96     4.16%           5.16%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     2.24%     12/31/96    2.04%         6.04%       12/31/96     4.77%           5.77%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.18%)    12/31/96   (0.43%)        3.50%       12/31/96     1.98%           2.96%

Period                 Period                                Period
3/2/95(1)              9/15/95(1)                            4/22/95(1)
through                through                               through
12/31/96    12.32%     12/31/96    4.79%         8.79%       12/31/96    12.12%          12.12%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Florida Insured Fund(3)
                                   Class B       Class B
             Class A               Shares        Shares
             Shares              (including    (excluding
           (at offer)             CDSC)(2)        CDSC)
3 months               3 months
ended                  ended
12/31/96    (1.46%)    12/31/96   (1.78%)        2.22%

6 months               6 months
ended                  ended
12/31/96     1.27%     12/31/96    1.07%         5.07%

9 months               9 months
ended                  ended
12/31/96     1.59%     12/31/96    1.25%         5.25%

1 year                 1 year
ended                  ended
12/31/96    (1.00%)    12/31/96   (1.53%)        2.39%

                       Period
3 years                3/11/94(1)
ended                  through
12/31/96     9.67%     12/31/96   12.30%        15.30%

Period
1/1/92(1)
through
12/31/96    37.55%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Florida Intermediate Fund(2)

                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(3)        CDSC)                  CDSC)(4)         CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (0.97%)    12/31/96   (0.49%)        1.51%       12/31/96     0.49%           1.49%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     0.55%     12/31/96    0.88%         2.88%       12/31/96     1.81%           2.81%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.10%     12/31/96    1.25%         3.25%       12/31/96     2.12%           3.12%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96     0.47%     12/31/96    0.58%         2.56%       12/31/96     1.37%           2.36%

Period                 Period                                Period
5/1/94(1)              9/15/95(1)                            3/23/95(1)
through                through                               through
12/31/96    13.95%     12/31/96    1.76%         3.73%       12/31/96    10.50%          10.50%

(1)      Date of initial public offering.

(2)      Reflects voluntary waivers in effect during the period(s).

(3) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 2% if shares are redeemed within two years of purchase; and (ii) 1% if shares are redeemed during the third year following purchase. The above figures have been calculated using this new schedule.

(4) Beginning June 9, 1997, the CDSC applicable to Class C Shares will be 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

                             Cumulative Total Return
Tax-Free Idaho Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.20%)    12/31/96   (1.55%)        2.45%       12/31/96     1.39%           2.39%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.30%     12/31/96    0.86%         4.86%       12/31/96     3.73%           4.73%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     2.17%     12/31/96    1.72%         5.72%       12/31/96     4.53%           5.53%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96     0.42%     12/31/96   (0.23%)        3.73%       12/31/96     2.48%           3.47%

Period                 Period                                Period
1/4/95(1)              3/16/95(1)                            1/11/95(1)
through                through                               through
12/31/96    18.00%     12/31/96    9.97%        13.97%       12/31/96    19.85%          19.85%

Tax-Free Iowa Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.31%)    12/31/96   (1.75%)        2.25%       12/31/96     1.23%           2.23%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     2.04%     12/31/96    1.52%         5.52%       12/31/96     4.45%           5.45%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     2.59%     12/31/96    1.90%         5.90%       12/31/96     4.77%           5.77%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (1.27%)    12/31/96   (2.17%)        1.74%       12/31/96     0.57%           1.54%

                       Period                                Period
3 years                3/24/95(1)                            1/4/95(1)
ended                  through                               through
12/31/96     6.97%     12/31/96    8.53%        12.53%       12/31/96    21.52%          21.52%

Period
9/1/93(1)
through
12/31/96     9.25%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Kansas Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.68%)    12/31/96   (2.01%)        1.99%       12/31/96     0.98%           1.98%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     0.96%     12/31/96    0.48%         4.48%       12/31/96     3.34%           4.34%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.83%     12/31/96    1.30%         5.30%       12/31/96     4.10%           5.10%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.48%)    12/31/96   (1.26%)        2.67%       12/31/96     1.52%           2.51%

                       Period                                Period
3 years                4/8/95(1)                             4/12/95(1)
ended                  through                               through
12/31/96    10.08%     12/31/96    7.69%        11.69%       12/31/96    11.02%          11.02%

Period
11/30/92(1)
through
12/31/96    26.99%


(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Minnesota Fund
                                    Class B      Class B                   Class C       Class C
             Class A                Shares       Shares                    Shares        Shares
             Shares               (including   (excluding                (including    (excluding
           (at offer)              CDSC)(2)       CDSC)                     CDSC)         CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.54%)    12/31/96     (1.82%)(3)  2.18%(3)     12/31/96       1.15%         2.15%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.03%     12/31/96      0.66%(3)   4.66%(3)     12/31/96       3.67%         4.67%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.51%     12/31/96      1.06%(3)   5.06%(3)     12/31/96       3.94%         4.94%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.54%)    12/31/96     (1.12%)(3)  2.82%(3)     12/31/96       1.65%         2.63%

                       Period                                Period
3 years                3/11/95(1)                            5/4/94(1)
ended                  through                               through
12/31/96     8.98%     12/31/96      9.06%(3)  13.06%(3)     12/31/96      16.91%        16.91%

5 years
ended
12/31/96     32.60%

10 years
ended
12/31/96     91.65%(3)

Period
2/27/84(1)
through
12/31/96    192.11%(3)

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Minnesota Insured Fund
                                      Class B        Class B                Class C        Class C
             Class A                  Shares         Shares                 Shares         Shares
             Shares                 (including     (excluding             (including     (excluding
           (at offer)                CDSC)(2)         CDSC)                  CDSC)          CDSC)
3 months                 3 months                               3 months
ended                    ended                                  ended
12/31/96    (1.40%)      12/31/96    (1.79%)(3)     2.21%(3)    12/31/96     1.30%          2.30%

6 months                 6 months                               6 months
ended                    ended                                  ended
12/31/96     0.88%       12/31/96     0.33%(3)      4.33%(3)    12/31/96     1.30%          2.30%

9 months                 9 months                               9 months
ended                    ended                                  ended
12/31/96     1.35%       12/31/96     0.64%(3)      4.64%(3)    12/31/96     3.67%          4.67%

1 year                   1 year                                 1 year
ended                    ended                                  ended
12/31/96    (0.17%)      12/31/96    (0.94%)(3)     3.01%(3)    12/31/96     1.98%          2.96%

                         Period                                 Period
3 years                  3/7/95(1)                              5/4/94(1)
ended                    through                                through
12/31/96     8.11%(3)    2/31/96      8.90%(3)     12.90%(3)    12/31/96    16.33%(3)      16.33%(3)

5 years
ended
12/31/96    33.60%(3)

Period
5/1/87(1)
through
12/31/96    94.61%(3)

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Minnesota Intermediate Fund

                                    Class B      Class B                   Class C       Class C
             Class A                Shares       Shares                    Shares        Shares
             Shares               (including   (excluding                (including    (excluding
           (at offer)              CDSC)(3)       CDSC)                   CDSC)(4)        CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.00%)    12/31/96    (0.36%)(2)   1.64%(2)     12/31/96       0.64%          1.64%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     0.47%     12/31/96     0.89%(2)    2.89%(2)     12/31/96       1.97%          2.97%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     0.73%     12/31/96     0.99%(2)    2.99%(2)     12/31/96       1.92%          2.92%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96     0.64%     12/31/96     0.74%(2)    2.72%(2)     12/31/96       1.69%          2.67%

                       Period                                Period
3 years                8/15/95(1)                            5/4/94(1)
ended                  through                               through
12/31/96     9.51%(2)  12/31/96     4.08%(2)    6.08%(2)     12/31/96      13.11%(2)      13.11%(2)

5 years
ended
12/31/96    26.03%(2)

10 years
ended
12/31/96    69.87%(2)

Period
10/27/85(1)
through
12/31/96    90.37%(2)

(1)   Date of initial public offering.

(2)   Reflects voluntary waivers in effect during the period(s).

(3) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 2% if shares are redeemed within two years of purchase; and
      (ii) 1% if shares are redeemed during the third year following purchase. The above figures have been calculated using this new schedule.

(4) Beginning June 9, 1997, the CDSC applicable to Class C Shares will be 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

                             Cumulative Total Return

Tax-Free Missouri Insured Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.37%)    12/31/96   (1.67%)        2.33%       12/31/96     1.28%           2.28%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.41%     12/31/96    1.01%         5.01%       12/31/96     3.78%           4.78%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.80%     12/31/96    1.46%         5.46%       12/31/96     4.13%           5.13%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.48%)    12/31/96   (1.02%)        2.92%       12/31/96     1.48%           2.46%

                       Period                                Period
3 years                3/12/94(1)                            11/11/95(1)
ended                  through                               through
12/31/96     8.64%     12/31/96   11.96%        14.96%       12/31/96     4.73%           4.73%

Period
11/2/92(1)
through
12/31/96    25.55%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free New Mexico Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.62%)    12/31/96   (1.94%)        2.06%       12/31/96     1.04%           2.04%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.17%     12/31/96    0.63%         4.63%       12/31/96     3.65%           4.65%

                                                             Period
9 months               9 months                              5/7/96(1)
ended                  ended                                 through
12/31/96     2.14%     12/31/96    1.56%         5.56%       12/31/96     5.30%           6.30%


1 year                 1 year
ended                  ended
12/31/96     0.25%     12/31/96   (0.59%)        3.37%

                       Period
3 years                3/3/94(1)
ended                  through
12/31/96    11.65%     12/31/96   11.51%        14.51%

Period
10/5/92(1)
through
12/31/96    29.92%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free New York Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96     (2.61%)   12/31/96    (3.04%)        0.94%      12/31/96     (0.05%)         0.95%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     (0.97%)   12/31/96    (1.59%)        2.41%      12/31/96      1.42%          2.42%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     (0.37%)   12/31/96    (1.23%)        2.74%      12/31/96      1.75%          2.75%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96     (1.40%)   12/31/96    (2.46%)        1.42%      12/31/96      0.46%          1.43%

                       Period                                Period
3 years                11/14/94(1)                           4/26/95(1)
ended                  through                               through
12/31/96      6.45%    12/31/96    10.93%        13.93%      12/31/96      6.79%          6.79%

5 years
ended
12/31/96     29.75%

Period
11/6/87(1)
through
12/31/96     87.64%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).


                             Cumulative Total Return

Tax-Free North Dakota Fund
                                    Class B      Class B                  Class C        Class C
             Class A                Shares       Shares                   Shares         Shares
             Shares               (including   (excluding               (including     (excluding
           (at offer)              CDSC)(2)       CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96   (1.61%)(3)  12/31/96    (1.88%)(3)    2.12%(3)    12/31/96       1.01%         2.01%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96    0.79%(3)   12/31/96     0.43%(3)     4.43%(3)    12/31/96       3.10%         4.10%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96    1.46%(3)   12/31/96     1.08%(3)     5.08%(3)    12/31/96       3.74%         4.74%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96   (0.04%)(3)  12/31/96    (0.58%)(3)    3.38%(3)    12/31/96       1.82%         2.80%

                       Period                                Period
3 years                5/10/94(1)                            7/29/95(1)
ended                  through                               through
12/31/96   11.37%(3)   12/31/96    18.27%(3)    21.27%(3)    12/31/96       9.46%(3)      9.46%(3)

5 years
ended
12/31/96   35.86%(3)

Period
4/1/91(1)
through
12/31/96   48.30%(3)

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Oregon Insured Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.59%)    12/31/96   (1.90%)        2.10%       12/31/96     1.15%           2.15%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.45%     12/31/96    1.06%         5.06%       12/31/96     3.94%           4.94%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.67%     12/31/96    1.24%         5.24%       12/31/96     4.12%           5.12%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.72%)    12/31/96   (1.33%)        2.60%       12/31/96     1.38%           2.36%

                       Period                                Period
3 years                3/12/94(1)                            7/7/95(1)
ended                  through                               through
12/31/96     8.83%     12/31/96   10.94%        13.94%       12/31/96     8.87%           8.87%

Period
8/1/93(1)
through
12/31/96    13.23%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Utah Fund(3)
                                   Class B       Class B
             Class A               Shares        Shares
             Shares              (including    (excluding
           (at offer)             CDSC)(2)        CDSC)
3 months               3 months
ended                  ended
12/31/96    (1.57%)    12/31/96   (2.01%)        1.99%

6 months               6 months
ended                  ended
12/31/96     0.71%     12/31/96    0.09%         4.09%

9 months               9 months
ended                  ended
12/31/96     1.25%     12/31/96    0.54%         4.54%

1 year                 1 year
ended                  ended
12/31/96    (0.54%)    12/31/96   (1.47%)        2.45%

                       Period
3 years                5/27/95(1)
ended                  through
12/31/96    10.88%     12/31/96    5.23%         9.23%

Period
10/5/92(1)
through
12/31/96    32.39%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Washington Insured Fund(3)

                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.50%)    12/31/96   (1.83%)        2.18%       12/31/96     1.25%           2.25%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     1.34%     12/31/96    0.99%         4.99%       12/31/96     3.92%           4.92%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     2.18%     12/31/96    1.55%         5.55%       12/31/96     4.42%           5.42%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96     0.03%     12/31/96   (0.65%)        3.31%       12/31/96     2.11%           3.10%

                       Period                                Period
3 years                10/24/95(1)                           4/21/95(1)
ended                  through                               through
12/31/96    10.97%     12/31/96    2.73%         6.73%       12/31/96    11.51%          11.51%

Period
8/1/93(1)
through
12/31/96    19.99%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).

                             Cumulative Total Return

Tax-Free Wisconsin Fund(3)
                                   Class B       Class B                  Class C        Class C
             Class A               Shares        Shares                   Shares         Shares
             Shares              (including    (excluding               (including     (excluding
           (at offer)             CDSC)(2)        CDSC)                    CDSC)          CDSC)
3 months               3 months                              3 months
ended                  ended                                 ended
12/31/96    (1.26%)    12/31/96   (1.69%)        2.31%       12/31/96     1.28%           2.28%

6 months               6 months                              6 months
ended                  ended                                 ended
12/31/96     0.88%     12/31/96    0.41%         4.41%       12/31/96     3.43%           4.43%

9 months               9 months                              9 months
ended                  ended                                 ended
12/31/96     1.37%     12/31/96    0.74%         4.74%       12/31/96     3.70%           4.70%

1 year                 1 year                                1 year
ended                  ended                                 ended
12/31/96    (0.40%)    12/31/96   (1.11%)        2.83%       12/31/96     1.74%           2.72%

                       Period                                Period
3 years                4/22/95(1)                            3/28/95(1)
ended                  through                               through
12/31/96     7.50%     12/31/96    6.12%        10.12%       12/31/96    11.02%          11.02%

Period
9/1/93(1)
through
12/31/96     9.72%

(1)   Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)   Reflects voluntary waivers in effect during the period(s).